UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)                 (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 4.25%
Accredited Mortgage Loan Trust 2002-2	$336,437	3.018%	1/25/2033	$326,224
Aegis Asset Backed Securities Trust Mortgage
Pass-Through CTFs Series 2004-4	254,814	4.718%	10/25/2034	256,157
JP Morgan Mortgage Acquisition Trust 2007-HE1	500,000	2.298%	3/25/2047	442,990
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-F	576,523	3.993%	12/25/2029	562,680
MortgageIT Mortgage Loan Trust 2006-1	439,786	2.248%	4/25/2036	416,019

Total Asset-Backed Securities (Cost $2,011,243)				2,004,070

COLLATERAL MORTGAGE OBLIGATIONS - 85.40%
ABFC 2005-WF1 Trust	1,352,029	4.568%	2/25/2034	1,440,537
ACE Securities Corp Home Equity Loan
Trust Series 2004-RM1	342,628	7.268%	7/25/2034	319,267
Adjustable Rate Mortgage Trust 2005-1	100,005	4.741%	5/25/2035	100,601
Adjustable Rate Mortgage Trust 2005-11	427,370	4.132%	2/25/2036	375,891
Adjustable Rate Mortgage Trust 2005-9	473,606	4.454%	11/25/2035	472,187
Alternative Loan Trust 2004-15	713,317	4.280%	9/25/2034	713,881
Alternative Loan Trust 2004-32CB	578,257	5.500%	2/25/2035	590,978
Alternative Loan Trust 2005-27	119,521	2.564%	8/25/2035	106,785
Alternative Loan Trust 2005-36	38,845	3.946%	8/25/2035	38,267
Alternative Loan Trust 2005-6CB	26,678	7.500%	4/25/2035	27,972
Alternative Loan Trust 2005-73CB	89,799	5.500%	1/25/2036	95,369
Alternative Loan Trust 2005-J11	194,040	5.000%	11/25/2020	170,756
Alternative Loan Trust 2005-J8	257,268	5.500%	7/25/2035	244,802
Alternative Loan Trust 2006-28CB	793,421	6.500%	10/25/2036	288,900
Alternative Loan Trust 2006-28CB	155,550	6.500%	10/25/2036	58,194
Alternative Loan Trust 2006-30T1	244,891	6.250%	11/25/2036	219,976
Alternative Loan Trust 2007-9T1	349,442	6.000%	5/25/2037	247,751
American Home Mortgage Investment Trust 2004-1	267,977	4.059%	4/25/2044	250,619
American Home Mortgage Investment Trust 2004-2	38,582	4.001%	2/25/2044	38,692
American Home Mortgage Investment Trust 2005-2	233,415	2.718%	9/25/2045	193,877
Banc of America Alternative Loan Trust 2005-11	308,013	6.000%	12/25/2035	311,079
Banc of America Alternative Loan Trust 2006-2	89,069	6.000%	3/25/2036	88,023
Banc of America Funding 2004-3 Trust	51,833	5.750%	10/25/2034	53,186
Banc of America Funding 2004-B Trust	77,085	3.120%	12/20/2034	58,792
Banc of America Funding 2005-B Trust	388,132	4.475%	4/20/2035	348,327
Banc of America Funding 2006-B Trust	58,858	3.946%	3/20/2036	56,422
Banc of America Funding 2007-7 Trust	442,098	5.447%	9/25/2037	390,540
Banc of America Funding Corp	57,588	7.000%	4/20/2032	57,929
Banc of America Mortgage 2003-J Trust	73,931	3.728%	11/25/2033	74,244
Banc of America Mortgage 2004-D Trust	110,407	4.668%	5/25/2034	106,980
Banc of America Mortgage 2005-C Trust	359,333	4.637%	4/25/2035	347,373
Banc of America Mortgage 2005-G Trust	1,137,566	3.884%	8/25/2035	1,118,369
Banc of America Mortgage Trust 2004-2	137,810	5.500%	3/25/2034	142,622
Banc of America Mortgage Trust 2004-2	108,473	5.500%	3/25/2034	112,079
BBCMS 2018-TALL Mortgage Trust 2005-AA12	760,000	2.636%	3/15/2020	758,949

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

Bear Stearns ALT-A Trust 2004-11	$237,888	4.199%	11/25/2034	$235,775
Bear Stearns ALT-A Trust 2005-7	434,522	4.216%	9/25/2035	363,675
Bear Stearns ARM Trust 2003-7	69,702	3.963%	10/25/2033	68,561
Bear Stearns ARM Trust 2004-1Series 2006-AR1	251,358	3.913%	4/25/2034	251,085
Bear Stearns ARM Trust 2004-8	123,288	4.446%	11/25/2034	120,652
Bear Stearns Asset Backed Securities I Trust 2004-FR2	177,898	4.245%	6/25/2034	177,794
BellaVista Mortgage Trust 2005-2	202,933	2.557%	5/20/2045	155,300
Chase Funding Trust Series 2003-3	350,305	3.863%	11/25/2032	348,031
Chase Mortgage Finance Trust Series 2007-S5	203,522	6.000%	7/25/2037	161,338
Chevy Chase Funding LLC Mortgage-Backed
Certificates Series 2005-2	282,740	2.248%	5/25/2036	269,186
CHL Mortgage Pass-Through Trust 2003-44	95,000	5.000%	10/25/2033	96,105
CHL Mortgage Pass-Through Trust 2004-20	390,413	3.472%	9/25/2034	318,178
CHL Mortgage Pass-Through Trust 2004-29	302,235	2.792%	2/25/2035	250,491
CHL Mortgage Pass-Through Trust 2005-HYB8	454,115	3.980%	12/20/2035	450,047
CHL Mortgage Pass-Through Trust 2006-16	892,998	6.500%	11/25/2036	623,829
CHL Mortgage Pass-Through Trust 2006-3	51,871	2.498%	3/25/2036	48,319
CHL Mortgage Pass-Through Trust 2006-HYB2	1,323,738	3.450%	4/20/2036	1,294,311
CHL Mortgage Pass-Through Trust 2006-J2	73,722	6.000%	4/25/2036	65,790
CHL Mortgage Pass-Through Trust 2007-1	49,535	6.000%	3/25/2037	42,546
CHL Mortgage Pass-Through Trust 2007-HY1	354,940	4.450%	4/25/2037	353,578
Citigroup Global Markets Mortgage Securities VII, Inc.	112,301	7.000%	6/25/2026	41,517
Citigroup Mortgage Loan Trust 2006-AR1	45,468	4.936%	3/25/2036	44,751
Citigroup Mortgage Loan Trust 2006-AR5	198,904	4.502%	7/25/2036	163,269
Citigroup Mortgage Loan Trust Inc	15,214	4.850%	12/25/2034	15,367
Contimortgage Home Equity Loan Trust 1996-3	240,397	2.554%	9/15/2027	222,668
Countrywide Asset-Backed Certificates	452,008	4.643%	10/25/2033	470,604
Countrywide Asset-Backed Certificates	442,790	3.893%	10/25/2034	427,549
Credit Suisse First Boston Mortgage Securities Corp.	996	4.500%	9/25/2019	996
Credit Suisse First Boston Mortgage Securities Corp.	108,290	6.000%	9/25/2033	117,624
Credit Suisse First Boston Mortgage Securities Corp.	559,784	5.250%	1/25/2036	566,898
Credit Suisse First Boston Mortgage Securities Corp.	71,055	6.000%	1/25/2036	65,544
Credit-Based Asset Servicing & Securitization LLC	571,000	5.403%	12/25/2037	642,466
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10	481,060	5.500%	11/25/2035	408,379
CSMC Mortgage-Backed Trust Series 2006-4	754,615	7.000%	5/25/2036	334,022
CWABS Asset-Backed Certificates Trust 2005-17	291,594	4.236%	5/25/2036	284,070
CWABS Asset-Backed Certificates Trust 2006-9	39,097	4.589%	10/25/2046	37,940
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust Series 2006-AR1	395,356	4.202%	2/25/2036	363,143
DSLA Mortgage Loan Trust 2005-AR3	299,157	2.086%	7/19/2045	260,059
EquiFirst Mortgage Loan Trust 2003-2	222,864	4.884%	9/25/2033	226,417
Equity One Mortgage Pass-Through Trust 2004-3	43,183	4.567%	7/25/2034	43,324
FFMLT Trust 2004-FF3	192,057	4.418%	11/25/2034	194,995
First Franklin Mortgage Loan Trust 2003-FF3	231,683	3.143%	7/25/2033	185,475

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

First Horizon Alternative Mortgage Securities Trust
2004-AA5	$785,295	3.715%	12/25/2034	$774,813
First Horizon Alternative Mortgage Securities Trust
2005-AA12	34,523	3.866%	2/25/2036	32,936
First Horizon Alternative Mortgage Securities Trust
2006-AA4	71,257	4.125%	7/25/2036	63,690
First Horizon Alternative Mortgage Securities Trust
2007-FA2	273,210	5.750%	4/25/2022	236,620
First Horizon Mortgage Pass-Through Trust 2007-4	382,791	6.000%	8/25/2037	321,227
GSR Mortgage Loan Trust 2004-15F	45,114	4.750%	1/25/2020	44,754
GSR Mortgage Loan Trust 2004-8F	44,275	6.090%	9/25/2034	43,245
GSR Mortgage Loan Trust 2005-8F	209,676	5.500%	10/25/2020	208,628
GSR Mortgage Loan Trust 2005-AR4	348,349	4.643%	7/25/2035	353,438
HarborView Mortgage Loan Trust 2004-7	46,327	3.436%	11/19/2034	45,607
HarborView Mortgage Loan Trust 2006-2	22,933	4.175%	2/1/2036	15,772
HarborView Mortgage Loan Trust 2006-6	87,069	4.483%	8/19/2036	79,642
HarborView Mortgage Loan Trust 2007-5	220,597	2.036%	9/19/2037	206,814
Home Equity Mortgage Loan Asset-Backed Trust
Series SPMD 2002-B	1,337,600	4.418%	10/25/2033	1,338,942
IndyMac INDA Mortgage Loan Trust 2006-AR2	54,032	4.044%	9/25/2036	53,215
IndyMac INDX Mortgage Loan Trust 2004-AR6	140,375	4.563%	10/25/2034	141,525
IndyMac INDX Mortgage Loan Trust 2004-AR9	766,375	4.910%	11/25/2034	778,599
IndyMac INDX Mortgage Loan Trust 2005-AR23	1,189,617	3.418%	11/25/2035	1,127,214
JP Morgan Mortgage Trust 2004-A1	7,426	3.691%	2/25/2034	7,524
JP Morgan Mortgage Trust 2005-A2	113,458	4.433%	4/25/2035	113,870
JP Morgan Mortgage Trust 2005-A6	225,914	4.637%	8/25/2035	226,881
JP Morgan Mortgage Trust 2006-A6	410,106	4.009%	10/25/2036	363,137
Lehman Mortgage Trust 2005-3	18,533	5.500%	1/25/2036	16,422
Lehman Mortgage Trust 2007-9	24,810	6.000%	10/25/2037	26,908
Lehman XS Trust Series 2006-10N	679,790	2.258%	5/25/2046	633,049
MASTR Adjustable Rate Mortgages Trust 2003-3	58,530	3.499%	9/25/2033	57,512
MASTR Adjustable Rate Mortgages Trust 2004-10	10,400	3.692%	10/25/2034	10,254
MASTR Adjustable Rate Mortgages Trust 2006-2	175,905	4.714%	2/25/2036	175,525
MASTR Adjustable Rate Mortgages Trust 2006-OA1	221,779	3.228%	4/25/2046	201,510
MASTR Alternative Loan Trust 2003-8	7,801	5.500%	12/25/2033	8,129
Mastr Asset Backed Securities Trust 2004-OPT2	146,165	3.518%	9/25/2034	150,163
MASTR Asset Securitization Trust 2004-9	159,071	5.250%	7/25/2034	159,536
Merrill Lynch Mortgage Investors Trust MLMI Series
2003-A4	18,262	4.880%	5/25/2033	18,565
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2	692,218	4.043%	12/25/2034	695,881
Merrill Lynch Mortgage Investors Trust Series MLCC
2004-B	132,162	4.464%	5/25/2029	94,388
Merrill Lynch Mortgage Investors Trust Series MLMI
2004-A1	27,431	3.216%	2/25/2034	26,977
Morgan Stanley ABS Capital I Inc Trust 2004-NC8	600,026	4.020%	9/25/2034	606,920
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

Morgan Stanley ABS Capital I Inc Trust 2007-NC1	$65,511	2.194%	11/25/2036	$37,341
Morgan Stanley Dean Witter Capital I Inc Trust
2003-NC1	232,326	5.093%	11/25/2032	238,493
Morgan Stanley Mortgage Loan Trust 2004-6AR	291,791	4.493%	7/25/2034	294,617
Morgan Stanley Mortgage Loan Trust 2005-9AR	602,228	4.261%	12/25/2035	573,147
Morgan Stanley Mortgage Loan Trust 2006-6AR	677,113	4.095%	5/25/2036	622,816
MortgageIT Trust 2005-2	335,990	4.750%	5/25/2035	332,358
MortgageIT Trust 2005-3	187,324	3.593%	8/25/2035	188,937
MortgageIT Trust 2005-3	215,002	4.568%	8/25/2035	219,292
Nomura Asset Acceptance Corp Alternative Loan
Trust Series 2004-AP1	350,319	5.154%	3/25/2034	361,026
Oakwood Mortgage Investors, Inc.	109,094	2.278%	3/15/2032	105,066
Opteum Mortgage Acceptance Corp Asset Backed
Pass-Through Certificates 2005-2	845,790	3.968%	4/25/2035	843,579
PHH Mortgage Trust Series 2008-CIM2	161,513	4.342%	7/25/2038	158,867
RALI Series 2005-QS17 Trust	95,878	6.000%	12/25/2035	96,097
RALI Series 2005-QS7 Trust	406,299	5.500%	6/25/2035	417,115
RAMP Series 2005-SL2 Trust	393,333	8.000%	10/25/2031	310,885
RASC Series 2006-EMX9 Trust	266,436	2.148%	11/25/2036	237,243
RBSGC Mortgage Loan Trust 2007-B	8,309	5.203%	11/25/2021	7,419
Residential Asset Securitization Trust 2003-A9	113,668	4.000%	8/25/2033	110,107
Residential Asset Securitization Trust 2004-IP2	97,448	4.571%	12/25/2034	97,908
Residential Asset Securitization Trust 2007-A6	153,258	6.000%	6/25/2037	135,033
Saxon Asset Securities Trust 2004-2	774,031	4.100%	8/25/2035	775,068
Structured Asset Mortgage Investments II Trust
2006-AR5	175,353	2.228%	5/25/2036	152,951
Structured Asset Securities Corp Mortgage Loan
Trust 2005-7XS	83,483	3.730%	4/25/2035	82,510
UCFC Home Equity Loan Trust 1998-D	489,748	7.750%	4/15/2030	484,193
Wachovia Mortgage Loan Trust LLC Series
2005-B Trust	299,947	4.253%	10/20/2035	295,712
WaMu Mortgage Backed Pass Through Certificates
Series 2001-AR5	192,221	3.938%	12/19/2039	188,404
WaMu Mortgage Pass-Through Certificates Series
2002-AR14 Trust	236,819	4.404%	11/25/2032	232,781
WaMu Mortgage Pass-Through Certificates Series
2002-AR17 Trust	360,123	3.439%	11/25/2042	349,395
WaMu Mortgage Pass-Through Certificates Series
2002-AR6 Trust	549,701	3.791%	6/25/2042	525,514
WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	51,683	3.965%	5/25/2033	52,410
WaMu Mortgage Pass-Through Certificates Series
2004-AR1 Trust	27,115	4.863%	3/25/2034	27,092
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	36,150	3.381%	8/25/2046	35,105

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

(Unaudited)
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

WaMu Mortgage Pass-Through Certificates Series
2006-AR12 Trust	$184,771	3.303%	10/25/2036	$174,905
WaMu Mortgage Pass-Through Certificates Series
2006-AR14 Trust	243,486	3.601%	11/25/2036	232,236
WaMu Mortgage Pass-Through Certificates Series
2007-HY1 Trust	335,122	3.941%	2/25/2037	323,055
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2005-4 Trust	57,203	5.500%	6/25/2020	51,697
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust	21,967	2.153%	2/25/2037	14,741
Wells Fargo Mortgage Backed Securities 2003-K Trust	6,806	3.597%	11/25/2033	6,879
Wells Fargo Mortgage Backed Securities 2004-I Trust	48,525	5.063%	6/25/2034	49,199
Wells Fargo Mortgage Backed Securities 2006-2 Trust	330,251	5.500%	3/25/2036	335,185
Wells Fargo Mortgage Backed Securities 2006-AR6
Trust	210,927	4.945%	3/25/2036	215,386

Total Collateral Mortgage Obligations (Cost $40,060,999)				40,283,480

PREFERRED STOCK - 1.06%			Shares
* Preferred Apartment Communities, Inc.			500	500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 8.53%
§	Fidelity Investments Money Market Government Portfolio,		Shares
Institutional Class, 1.91%			4,023,119	4,023,119

Total Short-Term Investment (Cost $4,023,119)				4,023,119

Total Value of Investments (Cost $46,595,361) (a) - 99.24%				$46,810,669

Other Assets Less Liabilities - 0.76%				358,717

Net Assets - 100.00%				$47,169,386

§ Represents 7 day effective yield
* Non income-producing investment

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Securities	4.25%	$2,004,070
	Collateral Mortgage Obligations	85.40%	40,283,480
	Preferred Stock	1.06%	500,000
	Short-Term Investment	8.53%	4,023,119
	Other Assets Less Liabilities	0.76%	358,717
	Total Net Assets	100.00%	$47,169,386

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$550,067
Aggregate Gross Unrealized Depreciation				(334,759)

	Net Unrealized Depreciation			$215,308

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$2,004,070	$-	$2,004,070	$-
Collateral Mortgage Obligations	40,283,480	-	40,283,480	-
Preferred Stock	500,000	-	500,000	-
Short-Term Investment	4,023,119	4,023,119	-	-
Total	$46,810,669	$4,023,119	$42,787,550	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 98.67%

Communication Services - 2.90%
	Match Group, Inc.	9,400	$797,120
*	QuinStreet, Inc.	35,600	407,620
*	Twitter, Inc.	30,000	1,279,500
			2,484,240
Consumer Discretionary - 16.16%
*	Amazon.com, Inc.	800	1,421,032
*	AutoZone, Inc.	900	991,521
*	Chipotle Mexican Grill, Inc.	3,000	2,515,260
	Darden Restaurants, Inc.	7,000	846,860
	Dine Brands Global, Inc.	3,600	253,980
*	Etsy, Inc.	7,000	369,530
*	Fox Factory Holding Corp.	12,000	864,480
*	Lululemon Athletica, Inc.	13,800	2,548,446
	Restaurant Brands International, Inc.	35,000	2,745,750
	Ross Stores, Inc.	12,200	1,293,322
			13,850,181
Consumer Staples - 3.00%
	Coca-Cola European Partners PLC	8,000	450,720
	Costco Wholesale Corp.	7,200	2,122,272
			2,572,992
Energy - 2.13%
	DHT Holdings, Inc.	45,000	252,900
	DMC Global, Inc.	18,200	790,426
	North American Construction Group Ltd.	21,500	254,990
*	Par Pacific Holdings, Inc.	20,500	445,670
	Voc Energy Trust	16,379	83,042
			1,827,028
Financials - 10.71%
	Arbor Realty Trust, Inc.	198,528	2,491,526
*	Arch Capital Group Ltd.	7,400	292,300
	Argo Group International Holdings Ltd.	9,000	591,480
	Capital Southwest Corp.	97,200	2,072,304
	Great Ajax Corp.	24,706	360,213
	Kinsale Capital Group, Inc.	2,900	284,867
*	NMI Holdings, Inc.	27,900	790,686
*	PennyMac Financial Services, Inc.	9,300	275,187
	RenaissanceRe Holdings Ltd.	2,400	433,320
	The Progressive Corp.	20,900	1,584,220
			9,176,103
Health Care - 7.10%
*	BioSpecifics Technologies Corp.	7,800	429,624
*	DexCom, Inc.	3,500	600,635
*	LHC Group, Inc.	2,300	272,550
*	Medpace Holdings, Inc.	4,700	380,277
*	Repligen Corp.	5,000	464,050
	Simulations Plus, Inc.	8,100	292,491

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
*	Veeva Systems, Inc.	11,800	$1,892,484
	Zoetis, Inc.	13,900	1,757,238
			6,089,349
Industrials - 9.21%
*	Copart, Inc.	9,300	701,127
*	Ducommun, Inc.	16,410	675,764
	Federal Signal Corp.	60,700	1,803,397
	HEICO Corp.	10,625	1,537,119
*	Kornit Digital Ltd.	21,300	600,873
	The Boeing Co.	1,750	637,157
	TransDigm Group, Inc.	1,300	699,816
	Verisk Analytics, Inc.	3,800	613,852
	Woodward, Inc.	5,800	625,530
			7,894,635
Information Technology - 44.43%
*	Adobe, Inc.	9,750	2,773,972
*	Appfolio, Inc.	9,600	948,192
	AstroNova, Inc.	1,600	26,288
*	Atlassian Corp. PLC	4,400	591,844
	AudioCodes Ltd.	83,699	1,460,548
	Booz Allen Hamilton Holding Corp.	7,100	536,121
*	Cadence Design Systems, Inc.	32,100	2,198,208
*	Ciena Corp.	15,400	630,322
*	CyberArk Software Ltd.	22,756	2,556,409
*	Euronet Worldwide, Inc.	4,100	627,874
	EVERTEC, Inc.	30,300	1,056,258
*	Fair Isaac Corp.	1,500	529,080
*	Fortinet, Inc.	32,450	2,569,391
*μ	Globant SA	6,900	655,017
*	IEC Electronics Corp.	2,652	17,477
*	Keysight Technologies, Inc.	9,200	891,112
	Mastercard, Inc.	8,100	2,279,097
*	Mellanox Technologies Ltd.	10,200	1,091,910
*	Napco Security Technologies, Inc.	8,700	299,976
*	Nice Ltd.	9,400	1,440,550
*	Paycom Software, Inc.	14,650	3,664,258
*	Paysign, Inc.	26,300	349,527
*	Qualys, Inc.	15,700	1,250,034
	Sapiens International Corp. NV	46,300	868,125
*	ServiceNow, Inc.	8,900	2,330,376
	Ubiquiti, Inc.	13,400	1,480,834
	Universal Display Corp.	11,900	2,445,093
*	VeriSign, Inc.	2,600	530,010
*	Wix.com Ltd.	3,100	434,775
	Xilinx, Inc.	14,900	1,550,494
			38,083,172

			(Continued)

Cavalier Fundamental Growth Fund
Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 0.34%
*	UFP Technologies, Inc.		7,000	$292,460
				292,460
Real Estate - 2.69%
	Innovative Industrial Properties, Inc.		5,400	481,464
	Jernigan Capital, Inc.		20,000	386,200
	Lamar Advertising Co.		5,500	421,575
	Sun Communities, Inc.		6,900	1,019,820
				2,309,059

	Total Common Stocks (Cost $71,710,401)			84,579,219

SHORT-TERM INVESTMENT - 0.60%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 1.91%		517,039	517,039

	Total Short-Term Investment (Cost $517,039)			517,039

Total Value of Investments (Cost $72,227,440) - 99.27%				$85,096,258

Other Assets Less Liabilities - 0.73%				627,110

Net Assets - 100.00%				$85,723,368

*	Non-income producing investment	The following acronym is used in this portfolio:
μ	American Depository Receipt	PLC - Public Limited Company

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Communication Services	2.90%	$2,484,240
	Consumer Discretionary	16.16%	13,850,181
	Consumer Staples	3.00%	2,572,992
	Energy	2.13%	1,827,028
	Financials	10.71%	9,176,103
	Health Care	7.10%	6,089,349
	Industrials	9.21%	7,894,635
	Information Technology	44.43%	38,083,172
	Materials	0.34%	292,460
	Real Estate	2.69%	2,309,059
	Short-Term Investment	0.60%	517,039
	Other Assets Less Liabilities	0.73%	627,110
	Total Net Assets	100.00%	$85,723,368

				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$15,233,399
Aggregate Gross Unrealized Depreciation	(2,364,581)

Net Unrealized Appreciation	$12,868,818

 (Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$84,579,219	$84,579,219	$-	$-
Short-Term Investment	517,039	517,039	-	-
Total	$85,096,258	$85,096,258	$-	$-

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 84.89%

Consumer Discretionary - 8.75%
Consumer Discretionary Select Sector SPDR Fund	47,812	$5,717,359
		5,717,359
Energy - 5.89%
Energy Select Sector SPDR Fund	66,940	3,847,711
		3,847,711
Financials - 7.74%
Financial Select Sector SPDR Fund	187,980	5,060,422
		5,060,422
Global Equity - 2.99%
iShares MSCI China ETF	34,679	1,956,589
		1,956,589
Health Care - 18.54%
Health Care Select Sector SPDR Fund	61,516	5,573,350
iShares Nasdaq Biotechnology ETF	31,263	3,217,900
iShares U.S. Medical Devices ETF	13,339	3,324,879
		12,116,129
Industrials - 13.88%
Industrial Select Sector SPDR Fund	87,755	6,648,319
VanEck Vectors Gold Miners ETF	81,201	2,424,662
		9,072,981
Information Technology - 19.94%
Technology Select Sector SPDR Fund	163,861	13,031,865
		13,031,865
Materials - 7.16%
Materials Select Sector SPDR Fund	82,555	4,680,043
		4,680,043

Total Exchange-Traded Products (Cost $54,112,977)		55,483,099

SHORT-TERM INVESTMENT - 15.11%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 2.28%	9,876,938	9,876,938

Total Short-Term Investment (Cost $9,876,938)		9,876,938

Total Value of Investments (Cost $63,989,915)(a) - 100.00%		$65,360,037

Other Assets Less Liabilities - 0.00%		686

Net Assets - 100.00%		$65,360,723

§ Represents 7 day effective yield

		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Exchange-Traded Products:
	Consumer Discretionary	8.75%	$5,717,359
	Energy	5.89%	3,847,711
	Financials	7.74%	5,060,422
	Global Equity	2.99%	1,956,589
	Health Care	18.54%	12,116,129
	Industrials	13.88%	9,072,981
	Information Technology	19.94%	13,031,865
	Materials	7.16%	4,680,043
	Short-Term Investment	15.11%	9,876,938
	Other Assets Less Liabilities	0.00%	686
	Total Net Assets	100.00%	$65,360,723

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$2,344,301
Aggregate Gross Unrealized Depreciation				(974,179)

	Net Unrealized Appreciation			$1,370,122

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Growth Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$55,483,099	$55,483,099	$-	$-
Short-Term Investment	9,876,938	9,876,938	-	-
Total	$65,360,037	$65,360,037	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 71.09%

Fixed Income Fund - 71.09%
	Goldman Sachs Access High Yield Corporate Bond ETF		252,000	$12,409,034
	SPDR Bloomberg Barclays High Yield Bond ETF		42,779	4,654,783

	Total Exchange-Traded Products (Cost $16,862,084)			17,063,817

COMMON STOCKS - 15.25%

Communication Services - 2.85%
*	Alphabet, Inc. - Class C		275	326,728
*	Facebook, Inc.		1,925	357,415
				684,143
Consumer Discretionary - 4.49%
	NIKE, Inc.		3,724	314,678
*	O'Reilly Automotive, Inc.		859	329,650
	Starbucks Corp.		4,494	433,941
				1,078,269
Financials - 1.61%
	Visa, Inc.		2,133	385,689
				385,689
Health Care - 1.74%
	Zoetis, Inc.		3,308	418,197
				418,197
Information Technology - 4.56%
*	Adobe, Inc.		1,239	352,508
	Automatic Data Processing, Inc.		2,087	354,456
	Microsoft Corp.		2,813	387,603
				1,094,567

	Total Common Stocks (Cost $3,393,840)			3,660,865

PREFERRED STOCKS - 12.50%
Real Estate - 12.50%		Dividend Rate
	Preferred Apartment Communities, Inc.	5.75%	1,000	1,000,000
	Preferred Apartment Communities, Inc.	5.75%	2,000	2,000,000

	Total Preferred Stocks ($3,000,000)			3,000,000

SHORT-TERM INVESTMENT - 1.13%
§	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 1.91%		270,601	270,601

	Total Short-Term Investment (Cost $270,601)			270,601

				(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019
			Value (Note 1)

Total Value of Investments (Cost $23,526,525)(a) - 99.97%			$23,995,283

Other Assets Less Liabilities - 0.03%			6,439

Net Assets - 100.00%			$24,001,722
* Non income-producing investment
§ Represents 7-day yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Fixed Income Fund	71.09%	$17,063,817
Common Stocks:
Communication Services	2.85%	684,143
Consumer Discretionary	4.49%	1,078,269
Financials	1.61%	385,689
Health Care	1.74%	418,197
Information Technology	4.56%	1,094,567
Preferred Stocks:
Real Estate	12.50%	3,000,000
Short-Term Investment	1.13%	270,601
Other Assets Less Liabilities	0.03%	6,439
Total Net Assets	100.00%	$24,001,722

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$468,758
Aggregate Gross Unrealized Depreciation			-

Net Unrealized Appreciation			$468,758

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$17,063,817	$17,063,817	$-	$-
Common Stocks	3,660,865	3,660,865	-	-
Preferred Stocks	3,000,000	3,000,000	-	-
Short-Term Investment	270,601	270,601	-	-
Total Assets	$23,995,283	$23,995,283	$-	$-

Cavalier Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.61%

Equity Fund - 88.85%
iShares Core S&P 500 ETF		14,802	$4,355,785
iShares Core S&P Mid-Cap ETF		16,350	3,076,580
iShares Edge MSCI Min Vol USA ETF		71,323	4,547,198
iShares Russell 2000 ETF		15,205	2,263,112
			14,242,675
Fixed Income Fund - 9.76%
iShares 1-3 Year Treasury Bond ETF		18,380	1,563,770
			1,563,770

Total Exchange-Traded Products (Cost $15,356,781)			15,806,445

SHORT-TERM INVESTMENT - 0.59%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.91%		95,042	95,042

Total Short-Term Investment (Cost $95,042)			95,042

Total Value of Investments (Cost $15,451,823)(a) - 99.20%			$15,901,487

Other Assets Less Liabilities - 0.80%			127,984

Net Assets - 100.00%			$16,029,471

§ Represents 7 day effective yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Equity Fund	88.85%	$14,242,675
Fixed Income Fund	9.76%	1,563,770
Short-Term Investment	0.59%	95,042
Other Assets Less Liabilities	0.80%	127,984
Total Net Assets	100.00%	$16,029,471

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$672,597
Aggregate Gross Unrealized Depreciation			(222,934)

Net Unrealized Appreciation			$449,663

			(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Tactical Economic Fund (the "Fund"), formerly known as the Cavalier Multi Strategy Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$15,806,445	$15,806,445	$-	$-
Short-Term Investment	95,042	95,042	-	-
Total	$15,901,487	$15,901,487	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 100.11%

Communication Services - 10.02%
Communication Services Select Sector SPDR Fund		84,748	$4,197,569
			4,197,569
Consumer Discretionary - 20.00%
Consumer Discretionary Select Sector SPDR Fund		34,997	4,184,941
Vanguard Consumer Discretionary ETF		23,489	4,188,558
			8,373,499
Industrials - 19.99%
Industrial Select Sector SPDR Fund		55,237	4,184,755
Vanguard Industrials ETF		29,407	4,186,969
			8,371,724
Information Technology - 20.07%
Technology Select Sector SPDR Fund		52,856	4,203,638
Vanguard Information Technology ETF		19,678	4,202,434
			8,406,072
Large-Cap Fund - 30.03%
Invesco QQQ Trust Series 1 Fund		22,393	4,198,016
iShares Edge MSCI Min Vol USA ETF		98,517	6,280,951
SPDR S&P 500 ETF Trust		7,165	2,095,404
			12,574,371

Total Exchange Traded Products (Cost $41,503,497)			41,923,235

Total Value of Investments (Cost $41,503,497)(a) - 100.11%			$41,923,235

Liabilities in Excess of Other Assets - (0.11)%			(45,918)

Net Assets - 100.00%			$41,877,317

Summary of Investments
by Sector	% of Net
	Assets	Value
Communication Services	10.02%	$4,197,569
Consumer Discretionary	20.00%	8,373,499
Industrials	19.99%	8,371,724
Information Technology	20.07%	8,406,072
Large-Cap Fund	30.03%	12,574,371
Liabilities in Excess of Other Assets	-0.11%	(45,918)
Total Net Assets	100.00%	$41,877,317

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$505,294
Aggregate Gross Unrealized Depreciation			(85,556)

Net Unrealized Appreciation			$419,738

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$41,923,235	$41,923,235	$-	$-
Total Assets	$41,923,235	$41,923,235	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	October 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	October 29, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	October 29, 2019